Accounts payable and accrued liabilities (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
	May 31, 2022	February 28, 2022

Accounts payable	$3,635,115	$2,862,694
Accrued liabilities	400,650	816,702
Other liabilities	1,447,215	562,262
Total	$5,482,980	$4,241,658

	February 28, 2022	February 28, 2021

Accounts payable	$2,862,694	$479,767
Accrued liabilities	816,702	568,017
Other liabilities	562,262	15,000
Total	$4,241,658	$1,062,784